Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

•	Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2 – Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability;

•	Level 3 – Unobservable inputs that are supported by little or no market activity.

These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement, as required under ASC 820-10, "Fair Value Measurement."

Derivative instruments – Laureate uses derivative instruments as economic hedges for bank debt and interest rate risk. Their values are derived using valuation models commonly used for derivatives. These valuation models require a variety of inputs, including contractual terms, market prices, forward-price yield curves, notional quantities, measures of volatility and correlations of such inputs. Our valuation models also reflect measurements for credit risk. Laureate concluded that the fair values of our derivatives are based on unobservable inputs, or Level 3 assumptions. The significant unobservable input used in the fair value measurement of the Company's derivative instruments is our own credit risk. Holding other inputs constant, a significant increase (decrease) in our own credit risk would result in a significantly lower (higher) fair value measurement for the Company's derivative instruments.

Laureate’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2017 were as follows:

	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments	$48,186	$—	$—	$48,186
Liabilities
Derivative instruments	$13,848	$—	$—	$13,848

Laureate’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2016 were as follows:

	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments	$4,464	$—	$—	$4,464
Liabilities
Derivative instruments	$12,968	$—	$—	$12,968

The changes in our Level 3 Derivative instruments measured at fair value on a recurring basis for the year ended December 31, 2017 were as follows:

Balance December 31, 2016	$(8,504)
Gain (loss) included in earnings:
Unrealized gains, net	29,278
Realized losses, net	(622)
Included in other comprehensive income	9,875
Included in issuance of Series A convertible redeemable Preferred Stock	4,382
Settlements	622
Currency translation adjustment	(693)
Balance December 31, 2017	$34,338
Unrealized gain, net relating to derivatives held at December 31, 2017	$29,278

The changes in our Level 3 Derivative instruments measured at fair value on a recurring basis for the year ended December 31, 2016 were as follows:

Total Assets (Liabilities)
Balance December 31, 2015	$(19,776)
Gain (loss) included in earnings:
Unrealized gains, net	946
Realized losses, net	(7,030)
Included in other comprehensive income	8,032
Included in issuance of Series A convertible redeemable Preferred Stock	2,729
Settlements	7,030
Currency translation adjustment	(435)
Balance December 31, 2016	$(8,504)
Unrealized gain, net relating to derivatives held at December 31, 2016	$946

The following table presents quantitative information regarding the significant unobservable inputs utilized in the fair value measurements of the Company's assets/(liabilities) classified as Level 3 as of December 31, 2017:

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range/Input Value
Contingent redemption features - Series A Preferred Stock	$42,140	Monte Carlo Simulation Method	Credit Risk	5.07%
Derivative instruments - cross currency and interest rate swaps	$(7,802)	Discounted Cash Flow	Credit Risk	4.37%